Shareholder Report, Average Annual Return (Details) 193528_U.S. Global Technology and Aerospace - Defense ETF_TF_TSR Annual {TF}	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
U.S. Global Technology and Aerospace & Defense ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Global Technology and Aerospace & Defense ETF NAV
Average Annual Return, Percent	29.73%	31.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	15.94%	17.88%